May 22, 2018

BY EDGAR

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Preliminary Proxy Statement on Schedule 14A for Putnam VT Mortgage Securities Fund, a series of Putnam Variable Trust (the “Fund”)

Dear Ladies and Gentlemen:

On behalf of the Fund, we are filing, pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended, a Preliminary Proxy Statement on Schedule 14A (the “Proxy Statement”) and a related form of proxy. As described further in the Proxy Statement, the Proxy Statement is being filed in connection with the solicitation of shareholder proxies for a proposal to amend the Fund’s fundamental investment policy regarding industry concentration.

The meeting at which shareholders of the Fund will be asked to vote on this proposal is currently expected to be held on August 6, 2018. Copies of the Proxy Statement are expected to be mailed to the Fund’s shareholders beginning on or about June 18, 2018.

Please direct any questions concerning this filing to the undersigned at 1-800-225-2465, Ext. 1-2577.

Very truly yours,

/s/ Venice Monagan
Venice Monagan
Counsel

cc:	Yana Dobkin Guss
Ropes & Gray LLP